UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               ------------------------

Check here if Amendment [ ] Amendment Number:
                                              -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CCGrowth Investments, L.P.
          --------------------------------------------------
Address:  99 High Street
          Boston, Massachusetts 02110
          --------------------------------------------------

Form l3F File Number: 28-06257
                      ------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and corplete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald V. Dougherty
         -------------------------------------------
Title:   President
         -------------------------------------------
Phone:   (617) 848-4100
         -------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Donald V. Dougherty     Boston, Massachusetts          August 16, 2004
     ------------------------    ------------------------       ---------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ x ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form l3F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                                    ------------
Form 13F Information Table Entry Total:                    78
                                                    ------------

Form l3F Information Table Value Total:               $52,882
                                                    ------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1         28-10922                      CC Growth LLC


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

                                                       CCGROWTH INVESTMENTS, LP

--------------------------------- -------------- ----------- -------- --------  ---  ----------- --------  -------------------
                                                              VALUE    SHARES        INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS     CUSIP   (x$1000)  AMOUNT    SH  DISCRETION  MANAGERS    SOLE      SHARED
--------------------------------- -------------- ----------- --------  -------- ---  ----------- --------  --------   --------
AIRTRAN HOLDINGS INC              COM            00949p108    764       54,053 SH      other         1                   54,053
AIRTRAN HOLDINGS INC              COM            00949p108    400       28,307 SH      other         1                   28,307
AIRTRAN HOLDINGS INC              COM            00949p108    249       17,640 SH       sole         0        17,640
AU OPTRONICS CORP                 Sponsored ADR  002255107    221       13,515 SH      other         1                   13,515
AU OPTRONICS CORP                 Sponsored ADR  002255107    116        7,076 SH      other         1                    7,076
AU OPTRONICS CORP                 Sponsored ADR  002255107    72         4,409 SH       sole         0         4,409
BOSTON SCIENTIFIC CORP            COM            101137107   3123       72,974 SH      other         1                   72,974
BOSTON SCIENTIFIC CORP            COM            101137107   1636       38,213 SH      other         1                   38,213
BOSTON SCIENTIFIC CORP            COM            101137107   1019       23,813 SH       sole         0        23,813
CELSION CORP INC                  COM            15117n107    70       110,376 SH      other         1                  110,376
CELSION CORP INC                  COM            15117n107    36        57,803 SH      other         1                   57,803
CELSION CORP INC                  COM            15117n107    23        36,021 SH       sole         0        36,021
CREATIVE TECHNOLOGY LTD           COM            y1775u107    168       16,238 SH      other         1                   16,238
CREATIVE TECHNOLOGY LTD           COM            y1775u107    93         8,972 SH      other         1                    8,972
CREATIVE TECHNOLOGY LTD           COM            y1775u107    56         5,434 SH       sole         0         5,434
CRITICAL THERAPEUTICS, INC        COM            22674t105    179       25,566 SH      other         1                   25,566
CRITICAL THERAPEUTICS, INC        COM            22674t105    76        10,879 SH      other         1                   10,879
CRITICAL THERAPEUTICS, INC        COM            22674t105    25         3,555 SH       sole         0         3,555
HARRAHS ENTMT INC                 COM            413619107    584       10,795 SH      other         1                   10,795
HARRAHS ENTMT INC                 COM            413619107    307        5,679 SH      other         1                    5,679
HARRAHS ENTMT INC                 COM            413619107    191        3,526 SH       sole         0         3,526
INVERESK RESEARCH GROUP, INC      COM            461238107    116        3,771 SH      other         1                    3,771
INVERESK RESEARCH GROUP, INc      COM            461238107    62         1,997 SH      other         1                    1,997
INVERESK RESEARCH GROUP, INC      COM            461238107    38         1,232 SH       sole         0         1,232
KROGER COMPANY                    COM            501044101   2161      118,752 SH      other         1                  118,752
KROGER COMPANY                    COM            501044101   1137       62,469 SH      other         1                   62,469
KROGER COMPANY                    COM            501044101    706       38,779 SH       sole         0        38,779
MBNA CORPORATION                  COM            55262l100    599       23,231 SH      other         1                   23,231
MBNA CORPORATION                  COM            55262l100    332       12,892 SH       sole         0        12,892
MBNA CORPORATION                  COM            55262l100    303       11,759 SH      other         1                   11,759
MC DONALDS CORP                   COM            580135101    421       16,195 SH      other         1                   16,195
MC DONALDS CORP                   COM            580135101    221        8,518 SH      other         1                    8,518
MC DONALDS CORP                   COM            580135101    137        5,287 SH       sole         0         5,287
MERCER INTERNATIONAL INC          COM            588056101    125       12,771 SH      other         1                   12,771
MERCER INTERNATIONAL INC          COM            588056101    69         7,057 SH      other         1                    7,057
MERCER INTERNATIONAL INC          COM            588056101    42         4,274 SH       sole         0         4,274
MULTIMEDIA GAMES INC              COM            625453105    606       22,585 SH      other         1                   22,585
MULTIMEDIA GAMES INC              COM            625453105    322       12,010 SH      other         1                   12,010
MULTIMEDIA GAMES INC              COM            625453105    199        7,405 SH       sole         0         7,405
NATL SEMICONDUCTOR CORP           COM            637640103    584       26,539 SH      other         1                   26,539
NATL SEMICONDUCTOR CORP           COM            637640103    306       13,899 SH      other         1                   13,899
NATL SEMICONDUCTOR CORP           COM            637640103    190        8,662 SH       sole         0         8,662
NORDSTROM INC                     COM            655664100   1152       27,028 SH      other         1                   27,028
NORDSTROM INC                     COM            655664100    603       14,153 SH      other         1                   14,153
NORDSTROM INC                     COM            655664100    376        8,819 SH       sole         0         8,819
PALATIN TECHNOLOGIES INC          COM NEW        696077304    95        22,453 SH      other         1                   22,453
PALATIN TECHNOLOGIES INC          COM NEW        696077304    55        12,955 SH      other         1                   12,955
PALATIN TECHNOLOGIES INC          COM NEW        696077304    36         8,592 SH       sole         0         8,592
PALMONE INC                       COM            69713p107    752       21,621 SH      other         1                   21,621
PALMONE INC                       COM            69713p107    394       11,323 SH      other         1                   11,323
PALMONE INC                       COM            69713p107    245        7,056 SH       sole         0         7,056
SAFEWAY INC                       COM NEW        786514208    685       27,026 SH      other         1                   27,026
SAFEWAY INC                       COM NEW        786514208    359       14,154 SH      other         1                   14,154
SAFEWAY INC                       COM NEW        786514208    223        8,820 SH       sole         0         8,820
SPDR TR                           UNIT SER 1     78462f103   12381     108,106 SH      other         1                  108,106
SPDR TR                           UNIT SER 1     78462f103   6484       56,614 SH      other         1                   56,614
SPDR TR                           UNIT SER 1     78462f103   4041       35,280 SH       sole         0        35,280
TELIK INCCMN                      COM            87959m109    633       26,507 SH      other         1                   26,507
TELIK INCCMN                      COM            87959m109    356       14,916 SH      other         1                   14,916
TELIK INCCMN                      COM            87959m109    231        9,677 SH       sole         0         9,677
TIME WARNER INC                   COM            887317105    431       24,500 SH      other         1                   24,500
TIME WARNER INC                   COM            887317105    219       12,455 SH       sole         0        12,455
TIME WARNER INC                   COM            887317105    194       11,051 SH      other         1                   11,051
TOM ONLINE INC                    ADR            889728200    363       26,990 SH      other         1                   26,990
TOM ONLINE INC                    ADR            889728200    191       14,197 SH      other         1                   14,197
TOM ONLINE INC                    ADR            889728200    118        8,813 SH       sole         0         8,813
TV AZTECA S A                     Sponsored ADR  901145102    110       12,717 SH      other         1                   12,717
TV AZTECA S A                     Sponsored ADR  901145102    61         7,027 SH      other         1                    7,027
TV AZTECA S A                     Sponsored ADR  901145102    37         4,256 SH       sole         0         4,256
USG CORP                          COM NEW        903293405    314       17,839 SH      other         1                   17,839
USG CORP                          COM NEW        903293405    164        9,341 SH      other         1                    9,341
USG CORP                          COM NEW        903293405    102        5,820 SH       sole         0         5,820
VALUECLICK INCORD                 COM            92046n102    108        9,044 SH      other         1                    9,044
VALUECLICK INCORD                 COM            92046n102    60         4,999 SH      other         1                    4,999
VALUECLICK INCORD                 COM            92046n102    36         3,028 SH       sole         0         3,028
YELLOW ROADWAY CORP               COM            985577105   1724       43,244 SH      other         1                   43,244
YELLOW ROADWAY CORP               COM            985577105    903       22,645 SH      other         1                   22,645
YELLOW ROADWAY CORP               COM            985577105    562       14,111 SH       sole         0        14,111


